Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Communication Services - 7.8%
91,681	Altice USA, Inc. - Class A (a)	$2,345,200
70,938	AT&T, Inc.	2,651,662
6,249	Charter Communications, Inc. - Class A (a)	2,937,092
57,398	Cinemark Holdings, Inc.	1,944,070
54,286	Comcast Corporation - Class A	2,396,727
73,675	DISH Network Corporation - Class A (a) (b)	2,517,475
12,130	Facebook, Inc. - Class A (a)	2,445,893
65,103	Fox Corporation - Class A	2,328,083
23,880	Nexstar Media Group, Inc.	2,572,115
29,658	Omnicom Group, Inc.	2,357,218
45,844	Sinclair Broadcast Group, Inc. - Class A	1,596,747
159,491	TEGNA, Inc.	2,448,187
72,446	Telephone & Data Systems, Inc.	1,717,695
104,028	The Interpublic Group of Companies, Inc.	2,330,227
29,699	T-Mobile US, Inc. (a)	2,332,856
35,950	United States Cellular Corporation (a)	1,219,065
42,425	Verizon Communications, Inc.	2,555,682
		38,695,994
	Consumer Discretionary - 13.2%
37,801	Aaron’s, Inc.	2,207,578
109,631	Abercrombie & Fitch Company	1,750,807
31,158	Best Buy Company, Inc.	2,512,581
61,860	BorgWarner, Inc.	2,601,213
41,085	Cooper Tire & Rubber Company	1,184,070
124,125	Dana, Inc.	2,103,919
15,185	Deckers Outdoor Corporation (a)	2,553,813
31,307	Dillards, Inc. - Class A (b)	2,247,843
87,867	Gentex Corporation	2,495,423
3,283	Graham Holdings Company - Class B	2,073,576
25,336	Group 1 Automotive, Inc.	2,611,888
46,290	Kohl’s Corporation	2,176,093
55,618	La-Z-Boy, Inc.	1,757,529
15,298	Lear Corporation	1,840,502
17,901	Lithia Motors, Inc. - Class A	2,874,543
105,913	Macy’s, Inc. (b)	1,622,587
37,375	Meritage Homes Corporation (a)	2,486,932
18,805	Mohawk Industries, Inc. (a)	2,620,853
28,530	Murphy USA, Inc. (a) (b)	3,353,131
60	NVR, Inc. (a)	227,513
710,155	Office Depot, Inc.	1,583,646
76,063	PulteGroup, Inc.	3,015,898
91,275	Rent-A-Center, Inc.	2,375,888
27,830	Target Corporation	3,479,028
93,724	The Buckle, Inc. (b)	2,607,402
124,345	The Goodyear Tire & Rubber Company	1,988,277
68,199	Toll Brothers, Inc.	2,739,554
35,608	Williams-Sonoma, Inc.	2,471,195
31,649	Winnebago Industries, Inc.	1,504,277
		65,067,559
	Consumer Staples - 7.4%
15,259	Casey’s General Stores, Inc.	2,651,556
8,610	Costco Wholesale Corporation	2,581,364
218,189	Coty, Inc.	2,517,901
91,863	Darling Ingredients, Inc. (a)	2,186,339
24,727	Fresh Del Monte Produce, Inc.	808,573
24,335	Ingredion, Inc.	2,023,942
42,809	Molson Coors Brewing Company - Class B	2,160,998
56,412	Performance Food Group Corporation (a)	2,654,749
89,263	Pilgrim’s Pride Corporation (a)	2,811,785
95,881	Sprouts Farmers Market, Inc. (a)	1,898,444
34,135	Sysco Corporation	2,749,574
21,206	The JM Smucker Company	2,228,539
40,068	TreeHouse Foods, Inc. (a)	1,958,925
29,917	Tyson Foods, Inc. - Class A	2,689,239
19,933	Universal Corporation	1,040,901
15,111	USANA Health Sciences, Inc. (a)	1,112,170
21,434	Walmart, Inc.	2,552,575
		36,627,574
	Energy - 4.6%
27,162	Arch Coal, Inc. - Class A (b)	2,012,976
19,577	Chevron Corporation	2,293,054
43,891	CVR Energy, Inc.	1,904,430
57,652	Delek US Holdings, Inc.	1,978,040
32,384	Exxon Mobil Corporation	2,206,322
42,065	HollyFrontier Corporation	2,168,451
79,626	Marathon Oil Corporation	927,643
228,596	Patterson-UTI Energy, Inc.	2,043,648
61,814	Peabody Energy Corporation	598,359

23,671	Phillips 66	2,715,537
142,238	ProPetro Holding Corporation (a)	1,226,092
28,732	Valero Energy Corporation	2,743,619
		22,818,171
	Financials - 15.0%
44,938	Aflac, Inc.	2,464,400
19,103	American Express Company	2,294,652
23,356	American Financial Group, Inc.	2,562,387
16,152	Ameriprise Financial, Inc.	2,646,828
21,755	Assurant, Inc.	2,890,587
24,699	Capital One Financial Corporation	2,470,147
22,459	Cincinnati Financial Corporation	2,404,236
26,066	Discover Financial Services	2,212,221
68,111	Federated Investors, Inc. - Class B	2,283,081
43,138	First American Financial Corporation	2,744,440
69,290	Franklin Resources, Inc.	1,904,782
20,264	Kemper Corporation	1,497,915
62,315	Legg Mason, Inc.	2,435,270
36,347	Lincoln National Corporation	2,146,290
44,169	Loews Corporation	2,248,202
830	LPL Financial Holdings, Inc.	76,650
38,981	Mercury General Corporation	1,909,289
47,985	Metlife, Inc.	2,394,931
18,003	Piper Jaffray Companies	1,456,083
23,462	Prudential Financial, Inc.	2,196,512
106,348	Radian Group, Inc.	2,748,032
14,868	Reinsurance Group of America, Inc.	2,460,059
90,573	Santander Consumer USA Holdings, Inc.	2,132,994
40,259	Stifel Financial Corporation	2,516,993
66,255	Synchrony Financial	2,478,600
23,526	The Allstate Corporation	2,619,620
18,535	The Hanover Insurance Group, Inc.	2,519,463
41,667	The Hartford Financial Services Group, Inc.	2,577,521
29,653	The Progressive Corporation	2,166,152
16,158	The Travelers Companies, Inc.	2,209,122
67,704	Unum Group	2,081,221
42,287	Voya Financial, Inc.	2,464,486
137,744	Waddell & Reed Financial, Inc.	2,224,566
		74,437,732
	Health Care - 11.0%
72,882	Acadia Healthcare Company, Inc. (a)	2,343,885
28,121	AmerisourceBergen Corporation	2,472,117
37,338	AMN Healthcare Services, Inc. (a)	2,220,491
8,077	Anthem, Inc.	2,331,507
38,402	Arena Pharmaceuticals, Inc. (a)	1,819,487
10,167	Biogen, Inc. (a)	3,048,168
53,397	Bristol-Myers Squibb Company	3,040,425
46,635	Cardinal Health, Inc.	2,566,324
33,116	Cerner Corporation	2,370,774
34,067	DaVita, Inc. (a)	2,444,989
33,989	Encompass Health Corporation	2,403,362
16,709	HCA Healthcare, Inc. (b)	2,316,870
35,730	Henry Schein, Inc. (a)	2,461,797
14,551	Laboratory Corporation of America Holdings (a)	2,506,992
35,296	Magellan Health, Inc. (a)	2,743,558
46,591	MEDNAX, Inc. (a)	1,216,957
29,734	Merck & Company, Inc.	2,592,210
54,555	Nektar Therapeutics (a) (b)	1,106,921
104,363	Patterson Companies, Inc.	2,030,904
55,744	Pfizer, Inc.	2,147,259
73,551	Prestige Consumer Healthcare, Inc. (a)	2,778,021
23,924	Quest Diagnostics, Inc.	2,549,102
18,416	Zimmer Biomet Holdings, Inc.	2,675,477
		54,187,597
	Industrials - 11.2%
49,867	ABM Industries, Inc.	1,894,447
31,953	AGCO Corporation	2,496,488
1,312	Apogee Enterprises, Inc.	50,171
57,842	Arcosa, Inc.	2,267,985
132,175	Builders FirstSource, Inc. (a)	3,358,567
15,631	Comfort Systems USA, Inc.	798,744
13,860	Cummins, Inc.	2,534,440
39,013	Delta Air Lines, Inc.	2,235,835
28,785	EMCOR Group, Inc.	2,559,850
23,610	FTI Consulting, Inc. (a)	2,573,254
46,661	Hawaiian Holdings, Inc.	1,413,362
53,034	Herman Miller, Inc.	2,533,964
125,106	JetBlue Airways Corporation (a) (b)	2,410,793
90,658	KAR Auction Services, Inc.	1,914,697
65,780	Knight-Swift Transportation Holdings, Inc. (b)	2,433,202
25,741	ManpowerGroup, Inc.	2,384,646
28,614	Oshkosh Corporation	2,588,422
41,695	Owens Corning	2,796,067
33,756	PACCAR, Inc.	2,746,726
30,069	Regal Beloit Corporation	2,457,539

4,059	Ryder System, Inc.	213,057
40,122	Schneider National, Inc. - Class B	912,775
33,836	SkyWest, Inc.	2,119,487
12,419	UniFirst Corporation	2,561,419
25,964	United Airlines Holdings, Inc. (a)	2,409,459
73,016	Werner Enterprises, Inc.	2,684,068
		55,349,464
	Information Technology - 20.5%
28,853	Akamai Technologies, Inc. (a)	2,513,673
37,599	Amdocs Ltd.	2,605,611
92,272	Amkor Technology, Inc. (a)	1,115,569
11,658	Apple, Inc.	3,115,601
47,736	Applied Materials, Inc.	2,763,914
53,247	Avnet, Inc.	2,164,491
42,747	Belden, Inc.	2,297,224
34,337	Benchmark Electronics, Inc.	1,183,596
11,142	CACI International, Inc. (a)	2,666,503
21,161	CDW Corp/DE	2,857,793
50,571	Cirrus Logic, Inc. (a)	3,625,941
42,838	Cisco Systems, Inc.	1,940,990
16,442	Coherent, Inc. (a)	2,480,440
261,405	Conduent, Inc. (a)	1,769,712
71,694	Corning, Inc.	2,081,994
20,299	CSG Systems International, Inc.	1,160,900
43,813	Dell Technologies, Inc. - Class C (a)	2,124,492
56,382	Diodes, Inc. (a)	2,601,466
42,771	DXC Technology Company	1,596,641
52,575	EchoStar Corporation - Class A (a)	2,211,830
168,508	Hewlett Packard Enterprise Company	2,667,482
105,179	HP, Inc.	2,111,994
16,003	International Business Machines Corporation	2,151,603
23,014	j2 Global, Inc.	2,232,818
77,872	Jabil, Inc.	3,024,548
90,534	Juniper Networks, Inc.	2,268,782
92,056	KBR, Inc.	2,740,507
77,587	Knowles Corporation (a)	1,699,155
29,398	Leidos Holdings, Inc.	2,670,514
16,668	ManTech International Corporation - Class A	1,293,103
32,488	MAXIMUS, Inc.	2,425,229
51,024	Micron Technology, Inc. (a)	2,424,150
27,691	MKS Instruments, Inc.	2,942,999
7,714	NETGEAR, Inc. (a)	193,699
62,494	NetScout Systems, Inc. (a)	1,574,849
109,946	ON Semiconductor Corporation (a) (b)	2,360,541
14,130	OSI Systems, Inc. (a)	1,405,794
102,844	Perspecta, Inc.	2,836,438
32,849	Qorvo, Inc. (a)	3,423,194
48,696	Sanmina Corporation (a)	1,549,020
28,175	Skyworks Solutions, Inc.	2,769,603
63,945	Stratasys Ltd. (a) (b)	1,179,146
19,574	Sykes Enterprises, Inc. (a)	687,830
23,787	Tech Data Corporation (a)	3,446,498
42,989	Teradyne, Inc.	2,690,682
113,448	TTM Technologies, Inc. (a)	1,521,338
		101,169,897
	Materials - 3.4%
57,090	Domtar Corporation	2,130,599
91,113	Louisiana-Pacific Corporation	2,702,412
4,661	Newmont Goldcorp Corporation	178,982
43,134	Nucor Corporation	2,431,032
23,518	Reliance Steel & Aluminum Company	2,774,654
74,295	Steel Dynamics, Inc.	2,505,970
159,452	United States Steel Corporation (b)	2,092,010
96,477	Warrior Met Coal, Inc.	1,980,673
		16,796,332
	Real Estate - 3.0%
154,761	Apple Hospitality REIT, Inc.	2,516,414
55,314	Brixmor Property Group, Inc.	1,213,589
102,047	CoreCivic, Inc.	1,546,012
137,558	Host Hotels & Resorts, Inc.	2,405,890
227,295	Lexington Realty Trust	2,518,429
1,676	Spirit Realty Capital, Inc.	87,822
182,102	Sunstone Hotel Investors, Inc.	2,549,428
87,639	Xenia Hotels & Resorts, Inc.	1,845,677
		14,683,261

		Utilities - 2.7%
31,649		Ameren Corporation	2,352,470
34,150		Edison International	2,359,765
8,590		Entergy Corporation	999,790
54,253		Hawaiian Electric Industries, Inc.	2,369,228
43,984		Portland General Electric Company	2,441,552
111,320		Vistra Energy Corporation	2,953,320
			13,476,125
		TOTAL COMMON STOCKS (Cost $453,798,065)	493,309,706

RIGHTS - 0.0% (c)
		Communication Services - 0.0% (c)
3,988		DISH Network Corporation, (a) (b)	2,711
		TOTAL RIGHTS (Cost $9,936)	2,711

SHORT-TERM INVESTMENTS - 0.1%
		Money Market Funds - 0.1%
437,683		First American Government Obligations Fund - Class X, 1.559% (d)	437,683
		TOTAL SHORT-TERM INVESTMENTS (Cost $437,683)	437,683
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
14,862,224		First American Government Obligations Fund - Class Z, 1.510% (d)	14,862,244
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 14,862,244)	14,862,244
		TOTAL INVESTMENTS - 102.9% (Cost $469,107,928)	508,612,344
		Liabilities in Excess of Other Assets - (2.9)%	(14,266,789)
		NET ASSETS - 100.0%	$494,345,555

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $12,999,461 or 2.6% of net assets.
	(c)	Less than 0.05%.
	(d)	Annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 493,309,706	$ -	$ -	$ 493,309,706
Rights	2,711	-	-	$ 2,711
Short-Term Investments	437,683	-	-	$ 437,683
Investments Purchased with Proceeds from Securities Lending	14,862,244	-	-	$ 14,862,244
Total Investments in Securities	$ 508,612,344	$ -	$ -	$ 508,612,344

^See Schedule of Investments for sector breakouts.
For the period ended November 30, 2019, the Fund did not recognize any transfers into or out of Level 3.